February 28, 2025
2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Dividend Active ETF

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2025
iShares International Dividend Active ETF
(formerly known as BlackRock International Dividend ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
General Electric Co.	72,223	$ 14,948,717
Banks — 14.6%
Banco Bilbao Vizcaya Argentaria SA	1,665,462	22,077,425
Bank Rakyat Indonesia Persero Tbk PT	39,367,400	8,069,979
FinecoBank Banca Fineco SpA	1,193,112	22,338,887
HDFC Bank Ltd., ADR	359,972	22,181,474
Toronto-Dominion Bank	246,883	14,767,125
United Overseas Bank Ltd.	653,354	18,508,642
		107,943,532
Building Products — 4.0%
Assa Abloy AB, Class B	478,460	14,679,930
Cie de Saint-Gobain SA	150,948	15,105,775
		29,785,705
Capital Markets — 2.1%
UBS Group AG, Registered Shares	441,381	15,293,771
Chemicals — 3.5%
Air Liquide SA	141,350	25,937,799
Diversified Telecommunication Services — 5.4%
Deutsche Telekom AG, Registered Shares	570,699	20,594,968
Koninklijke KPN NV	5,058,617	19,311,602
		39,906,570
Electronic Equipment, Instruments & Components — 2.8%
Keyence Corp.	52,800	21,060,714
Energy Equipment & Services — 1.4%
Baker Hughes Co., Class A	239,005	10,657,233
Financial Services — 2.1%
Mastercard, Inc., Class A	26,853	15,475,652
Food Products — 2.1%
Nestle SA, Registered Shares	160,291	15,473,456
Ground Transportation — 2.3%
Canadian National Railway Co.	170,704	17,306,973
Household Durables — 4.5%
Sony Group Corp.	882,100	22,066,870
Taylor Wimpey PLC	7,701,815	11,054,260
		33,121,130
Insurance — 1.6%
Zurich Insurance Group AG	18,038	11,917,509
Interactive Media & Services — 1.8%
Tencent Holdings Ltd., ADR	214,762	13,231,487
Machinery — 6.0%
Atlas Copco AB, Class A	1,091,295	18,633,686
Otis Worldwide Corp.	142,520	14,220,646
SMC Corp.	31,400	11,370,494
		44,224,826
Security	Shares	Value
Metals & Mining — 2.3%
Teck Resources Ltd., Class B(a)	418,495	$ 16,841,043
Oil, Gas & Consumable Fuels — 2.9%
Shell PLC	635,223	21,318,542
Personal Care Products — 3.0%
Beiersdorf AG	163,113	22,386,209
Pharmaceuticals — 12.8%
AstraZeneca PLC	175,600	26,568,008
Haleon PLC	3,061,597	15,417,644
Novo Nordisk A/S, Class B	337,139	30,584,104
Sanofi SA	204,195	22,309,764
		94,879,520
Professional Services — 2.9%
RELX PLC	443,245	21,404,061
Semiconductors & Semiconductor Equipment — 10.8%
ASML Holding NV	24,375	17,337,226
Taiwan Semiconductor Manufacturing Co. Ltd.	1,330,000	40,566,321
Texas Instruments, Inc.	111,329	21,819,371
		79,722,918
Software — 3.0%
SAP SE	79,731	22,125,441
Specialty Retail — 0.1%
AceVector Limited, Series I(b)	1,595,200	518,463
Textiles, Apparel & Luxury Goods — 5.4%
adidas AG	56,729	14,500,531
LVMH Moet Hennessy Louis Vuitton SE	35,004	25,292,462
		39,792,993
Total Long-Term Investments — 99.4% (Cost: $640,304,221)		735,274,264
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.33%(c)(d)	6,480,000	6,480,000
Total Short-Term Securities — 0.9% (Cost: $6,480,000)		6,480,000
Total Investments — 100.3% (Cost: $646,784,221)		741,754,264
Liabilities in Excess of Other Assets — (0.3)%		(2,071,298)
Net Assets — 100.0%		$ 739,682,966

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares International Dividend Active ETF
(formerly known as BlackRock International Dividend ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 6,480,000 (a)	$ —	$ —	$ —	$ 6,480,000	6,480,000	$ 70,434	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 14,948,716	$ —	$ —	$ 14,948,716
Banks	36,948,600	70,994,933	—	107,943,533
Building Products	—	29,785,705	—	29,785,705
Capital Markets	—	15,293,771	—	15,293,771
Chemicals	—	25,937,798	—	25,937,798
Diversified Telecommunication Services	—	39,906,571	—	39,906,571
Electronic Equipment, Instruments & Components	—	21,060,714	—	21,060,714
Energy Equipment & Services	10,657,233	—	—	10,657,233
Financial Services	15,475,652	—	—	15,475,652
Food Products	—	15,473,456	—	15,473,456
Ground Transportation	17,306,972	—	—	17,306,972
Household Durables	—	33,121,130	—	33,121,130
Insurance	—	11,917,510	—	11,917,510
Interactive Media & Services	13,231,487	—	—	13,231,487
Machinery	14,220,646	30,004,180	—	44,224,826
Metals & Mining	16,841,043	—	—	16,841,043
Oil, Gas & Consumable Fuels	—	21,318,542	—	21,318,542
Personal Care Products	—	22,386,209	—	22,386,209
Pharmaceuticals	—	94,879,520	—	94,879,520
Professional Services	—	21,404,061	—	21,404,061
Semiconductors & Semiconductor Equipment	21,819,371	57,903,547	—	79,722,918
Software	—	22,125,441	—	22,125,441
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2025
iShares International Dividend Active ETF
(formerly known as BlackRock International Dividend ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty Retail	$ —	$ —	$ 518,463	$ 518,463
Textiles, Apparel & Luxury Goods	—	39,792,993	—	39,792,993
Short-Term Securities
Money Market Funds	6,480,000	—	—	6,480,000
	$167,929,720	$573,306,081	$518,463	$741,754,264

Portfolio Abbreviation
ADR	American Depositary Receipt